Summary of Significant Accounting Policies - Recently Issued Accounting Guidance Not Yet Effective (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (9,784,384)	$ (5,635)
Benson Hill, Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (204,089,000)	(154,322,000)
Operating right-of-use assets		2,229,000		$ 2,429,000
Operating lease liabilities		2,098,000
Topic 606 | Adjustment to the opening balance | Benson Hill, Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit			$ 519,000
ASU 2016-02 | Impact of adoption of Topic 606 | Benson Hill, Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets		405,000
Operating lease liabilities		$ 405,000